CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 76,533,000
Total current assets		261,148,000
Total assets		330,725,000
Current liabilities:
Accounts payable		16,618,000
Accounts payable and accrued expenses		85,295,000
Total current liabilities		255,080,000
Total liabilities		380,305,000
Stockholders' deficit:
Common stock		390,000
Additional paid-in capital		949,186,000
Retained earnings		(998,784,000)
Total stockholders' equity (deficit)	$ (101,951,000)	(307,951,000)
Total liabilities and stockholders' equity (deficit)		330,725,000
Class A common stock
Stockholders' deficit:
Common stock		18,000
Class B common stock
Stockholders' deficit:
Common stock		0
Diamond eagle acquisition
Current assets:
Cash and cash equivalents	157,758	491,225
Prepaid expenses	93,333	319,239
Total current assets	251,091	810,464
Cash and investments held in Trust Account	405,002,234	403,961,209
Total assets	405,253,325	404,771,673
Current liabilities:
Accounts payable		1,493,133
Accounts payable and accrued expenses	1,495,374	1,493,133
Total current liabilities	1,495,374	1,493,133
Deferred underwriting compensation	14,000,000	14,000,000
Total liabilities	15,495,374	15,493,133
Class A common stock subject to possible redemption; 38,475,795 and 38,427,853 shares at approximately $10.00 per share at March 31, 2020 and December 31, 2019, respectively	384,757,950	384,278,530
Stockholders' deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	2,210,029	2,689,444
Retained earnings	2,788,820	2,309,409
Total stockholders' equity (deficit)	5,000,001	5,000,010
Total liabilities and stockholders' equity (deficit)	405,253,325	404,771,673
Diamond eagle acquisition | Class A common stock
Stockholders' deficit:
Common stock	152	157
Diamond eagle acquisition | Class B common stock
Stockholders' deficit:
Common stock	$ 1,000	$ 1,000